Note 7 - Other Operating Income / (Expenses) (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other operating income (expense) portions [text block]
	2021	2020	2019

Government grants/NPV of long-term fiscal incentives	853.2	735.9	761.3
Extemporaneous credits/(debits) (i)	1,219.0	2,121.3	594.6
(Additions)/reversals of provisions	(71.4)	(70.1)	(37.7)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	66.1	27.2	30.7
Other operating income/(expenses), net	57.2	(134.9)	123.8
	2,124.1	2,679.4	1,472.7